Regulatory Capital Financial Instruments - Schedule of Financial Instruments of Regulatory Capital Issued (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Instruments of Regulatory Capital Issued [Abstract]
Subordinated bonds with transitory recognition
Subordinated bonds	1,087,093	1,068,879
Bonds with no fixed term of maturity
Preferred shares
Total	$ 1,087,093	$ 1,068,879